Business Combinations - Additional Information (Details) $ in Thousands					12 Months Ended
	Feb. 22, 2023 USD ($) Business	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2022 USD ($) Business	Dec. 31, 2021 USD ($)
Disclosure Of Business Combinations [Line Items]
Number of business acquired | Business	3				11
Purchase price	$ 68,800				$ 181,608	$ 1,026,920
Bargain purchase gain					0	283,593	[1],[2]
Transaction costs					100	8,700
Trade receivables					28,400
Trade receivables expected to be uncollectible					100
Goodwill and intangible assets deducted for tax purpose					2,900	5,700
Contingent consideration, maximum amount payable in one year					22,500	400
Contingent consideration, maximum amount payable in two years					21,000	7,600
Contingent consideration balance					8,800	8,700
Fair value of assets					1,116,690	1,087,414
Measurement PeriodAdjustment [Member]
Disclosure Of Business Combinations [Line Items]
Purchase price						0
Bargain purchase gain		$ 90,000				90,044
Land and buildings [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets						859,200
Customer-related intangible assets [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets						$ 12,000
Bottom of Range
Disclosure Of Business Combinations [Line Items]
Expected cash flows discounted rate used as basis to determine fair value, contingent consideration						3.90%
Top of Range
Disclosure Of Business Combinations [Line Items]
Expected cash flows discounted rate used as basis to determine fair value, contingent consideration						6.40%
Material and Nonmaterial Business
Disclosure Of Business Combinations [Line Items]
Revenue of acquiree since acquisition date					234,300	$ 174,900
Net income of acquiree since acquisition date					17,900	5,600
Bargain purchase gain						283,600
Non Material Business
Disclosure Of Business Combinations [Line Items]
Revenue of acquiree since acquisition date					100,600	64,900
Net income of acquiree since acquisition date					$ 5,900	900
UPS Freight
Disclosure Of Business Combinations [Line Items]
Purchase price			$ 864,600			864,607
Revenue of acquiree since acquisition date				$ 3,438,300		2,334,400
Net income of acquiree since acquisition date				146,000		122,600
Bargain purchase gain			283,600	$ 283,600		$ 283,593
UPS Freight | Logistics Segment Two
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain			12,000
Bargain Purchase Gain | Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain			$ 271,600

[1]	Adjustments to provisional amounts of UPS Freight prior year business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))